Schedule of Investments - Virtus Newfleet ABS/MBS ETF

October 31, 2021 (unaudited)

Security Description	Principal	Value
ASSET BACKED SECURITIES – 51.6%
ACC Auto Trust, Class C, Series 2021-A, 3.79%, 04/15/27(1)	$460,000	$458,142
ACC Trust, Class C, Series 2021-1, 2.08%, 12/20/24(1)	150,000	149,204
Affirm Asset Securitization Trust, Class A, Series 2021-A, 0.88%, 08/15/25(1)	100,000	100,119
American Credit Acceptance Receivables Trust, Class C, Series 2021-3, 0.98%, 11/15/27(1)	450,000	447,054
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40(1)	120,000	123,734
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2019-3A, 2.36%, 03/20/26(1)	37,000	38,134
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2020-2A, 2.02%, 02/20/27(1)	600,000	610,853
Avis Budget Rental Car Funding AESOP LLC, Class D, Series 2021-2A, 3.04%, 09/22/25(1)	65,000	64,735
Business Jet Securities LLC, Class A, Series 2021-1A, 2.16%, 04/15/36(1)	109,776	110,402
Cajun Global LLC, Class A2, Series 2021-1, 3.93%, 11/20/51(1)	220,000	220,000
Carvana Auto Receivables Trust, Class D, Series 2021-N3, 1.58%, 06/12/28	310,000	308,033
CFMT Issuer Trust, Class A, Series 2021-GRN1, 1.10%, 03/20/41(1)	88,730	88,222
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45(1)	110,219	110,135
Consumer Loan Underlying Bond Credit Trust, Class B, Series 2019-P1, 3.28%, 07/15/26(1)	55,052	55,263
Dext ABS LLC, Class A, Series 2020-1, 1.46%, 02/16/27(1)	383,237	384,355
Exeter Automobile Receivables Trust, Class D, Series 2017-3A, 5.28%, 10/15/24(1)	130,000	132,611
Fair Square Issuance Trust, Class A, Series 2020-AA, 2.90%, 09/20/24(1)	100,000	100,547
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 4.75%, 04/25/51(1)	70,000	69,892
Flagship Credit Auto Trust, Class C, Series 2020-1, 2.24%, 01/15/26(1)	120,000	121,833
Flagship Credit Auto Trust, Class C, Series 2020-4, 1.28%, 02/16/27(1)	300,000	300,401
Foursight Capital Automobile Receivables Trust, Class C, Series 2021-2, 1.57%, 07/15/27(1)	40,000	39,612
GLS Auto Receivables Issuer Trust, Class D, Series 2019-4A, 4.09%, 08/17/26(1)	120,000	123,927
GLS Auto Receivables Trust, Class B, Series 2018-3A, 3.78%, 08/15/23(1)	9,911	9,933
HIN Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39(1)	155,192	159,200
Lendmark Funding Trust, Class A, Series 2019-1A, 3.00%, 12/20/27(1)	100,000	101,512
Mariner Finance Issuance Trust, Class A, Series 2019-AA, 2.96%, 07/20/32(1)	100,000	101,662

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Mercury Financial Credit Card Master Trust, Class A, Series 2021-1A, 1.54%, 03/20/26(1)	$150,000	$150,341
Mission Lane Credit Card Master Trust, Class A, Series 2021-A, 1.59%, 09/15/26(1)	300,000	298,921
Navient Private Education Refi Loan Trust, Class A, Series 2021-EA, 0.97%, 12/16/69(1)	577,277	571,488
NBC Funding LLC, Class A2, Series 2021-1, 2.99%, 07/30/51(1)	300,000	301,261
Oasis Securitization Funding LLC, Class A, Series 2021-1A, 2.58%, 02/15/33(1)	79,386	79,559
Octane Receivables Trust, Class B, Series 2021-1A, 1.53%, 04/20/27(1)	50,000	49,707
Onemain Direct Auto Receivables Trust, Class C, Series 2018-1A, 3.85%, 10/14/25(1)	750,000	753,442
Oportun Funding XIV LLC, Class B, Series 2021-A, 1.76%, 03/08/28(1)	300,000	300,161
Oscar US Funding XII LLC, Class A4, Series 2021-1A (Japan), 1.00%, 04/10/28(1)	120,000	118,489
Planet Fitness Master Issuer LLC, Class A2II, Series 2018-1A, 4.67%, 09/05/48(1)	121,250	123,924
Santander Drive Auto Receivables Trust, Class D, Series 2020-2, 2.22%, 09/15/26	55,000	55,983
Sierra Timeshare Conduit Receivables Funding LLC, Class A, Series 2017-1A, 2.91%, 03/20/34(1)	23,107	23,183
Skopos Auto Receivables Trust, Class C, Series 2019-1A, 3.63%, 09/16/24(1)	120,000	121,559
Upstart Securitization Trust, Class B, Series 2021-3, 1.66%, 07/20/31(1)	225,000	223,204
USASF Receivables LLC, Class B, Series 2020-1A, 3.22%, 05/15/24(1)	125,000	126,645
Veros Auto Receivables Trust, Class B, Series 2021-1, 1.49%, 10/15/26(1)	300,000	298,487
Westlake Automobile Receivables Trust, Class D, Series 2019-1A, 3.67%, 03/15/24(1)	50,000	50,828
ZAXBY'S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	155,000	158,599
Total Asset Backed Securities
(Cost $8,384,966)		8,335,296
MORTGAGE BACKED SECURITIES - 47.6%
Commercial Mortgage Backed Securities - 10.1%
ACRES Commercial Realty Corp., Class B, Series 2020-RSO8, 1.91%, (SOFR + 1.86%), 03/15/35(1)(2)	100,000	100,436
BBCMS Mortgage Trust, Class A, Series 2018-TALL, 0.81%, (1-Month USD LIBOR + 0.72%), 03/15/37(1)(2)	125,000	124,435
BPR Trust, Class A, Series 2021-KEN, 1.34%, (1-Month USD LIBOR + 1.25%), 02/15/29(1)(2)	375,000	375,790
CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 1.21%, (1-Month USD LIBOR + 1.12%), 06/15/34(1)(2)	228,333	228,483

Schedule of Investments - Virtus Newfleet ABS/MBS ETF (continued)

October 31, 2021 (unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued) Commercial Mortgage Backed Securities (continued)
COMM Mortgage Trust, Class D, Series 2012-CR2, 4.83%, 08/15/45(1)(2)(3)	$30,000	$28,987
GS Mortgage Securities Corp. Trust, Class A, Series 2012-ALOH, 3.55%, 04/10/34(1)	100,000	100,597
Motel Trust, Class B, Series 2021-MTL6, 1.29%, (1-Month USD LIBOR + 1.20%), 09/15/38(1)(2)	600,000	600,424
Stack Infrastructure Issuer LLC, Class A2, Series 2019-1A, 4.54%, 02/25/44(1)	66,187	69,123
Total Commercial Mortgage Backed Securities		1,628,275
Residential Mortgage Backed Securities - 37.5%
American Homes 4 Rent Trust, Class A, Series 2015-SFR1, 3.47%, 04/17/52(1)	101,173	105,873
Angel Oak Mortgage Trust, Class A1, Series 2021-2, 0.99%, 04/25/66(1)(2)(3)	38,451	38,166
Angel Oak Mortgage Trust, Class A2, Series 2021-3, 1.31%, 05/25/66(1)(2)(3)	108,476	108,252
BRAVO Residential Funding Trust, Class A1, Series 2021-A, 1.99%, 01/25/24(1)(4)	90,892	90,665
CAFL Issuer LLC, Class A1, Series 2021-RTL1, 2.24%, 03/26/29(1)(4)	150,000	149,755
Cascade MH Asset Trust, Class A1, Series 2021-MH1, 1.75%, 02/25/46(1)	115,266	114,280
COLT Mortgage Loan Trust, Class A1, Series 2021-2R, 0.80%, 07/27/54(1)	80,652	80,515
COLT Mortgage Loan Trust, Class A1, Series 2020-1R, 1.26%, 09/25/65(1)(2)(3)	103,622	103,960
CoreVest American Finance Trust, Class A, Series 2020-3, 1.36%, 08/15/53(1)	229,930	226,286
CSMC Trust, Class A1, Series 2021-AFC1, 0.83%, 03/25/56(1)(2)(3)	84,362	83,774
CSMC Trust, Class A1, Series 2021-RPL3, 2.00%, 01/25/60(1)(2)(3)	337,372	341,337
Deephaven Residential Mortgage Trust, Class A1, Series 2020-2, 1.69%, 05/25/65(1)	17,251	17,293
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66(1)(2)(3)	99,817	99,323
FirstKey Homes Trust, Class D, Series 2021-SFR1, 2.19%, 08/17/38(1)	130,000	128,243
LHOME Mortgage Trust, Class A1, Series 2021-RTL2, 2.09%, 06/25/26(1)(4)	100,000	100,033
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(3)	109,820	113,191
New Residential Mortgage Loan Trust, Class B1, Series 2018-4A, 1.14%, (1-Month USD LIBOR + 1.05%), 01/25/48(1)(2)	583,357	586,742
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(3)	44,091	47,157
New Residential Mortgage Loan Trust, Class A1B, Series 2019-1A, 3.50%, 10/25/59(1)(2)(3)	140,585	146,806
Progress Residential, Class C, Series 2021-SFR1, 1.56%, 04/17/38(1)	100,000	97,936
Progress Residential Trust, Class A, Series 2019-SFR2, 3.15%, 05/17/36(1)	149,670	150,640
Progress Residential Trust, Class A, Series 2020-SFR2, 2.08%, 06/17/37(1)	250,000	252,348

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued) Residential Mortgage Backed Securities (continued)
PRPM LLC, Class A1, Series 2020-2, 3.67%, 08/25/25(1)(4)	$158,542	$158,982
PRPM LLC, Class A1, Series 2021-2, 2.12%, 03/25/26(1)(2)(3)	135,515	135,358
PRPM LLC, Class A1, Series 2021-RPL1, 1.32%, 07/25/51(1)(2)(3)	151,004	149,863
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 02/25/24(1)(2)(3)	45,737	46,149
Roc Mortgage Trust, Class A1, Series 2021-RTL1, 2.49%, 08/25/26(1)(2)(3)	100,000	99,496
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59(1)(2)(3)	11,658	11,689
SG Residential Mortgage Trust, Class A1, Series 2021-1, 1.16%, 07/25/61(1)(2)(3)	69,567	69,192
SG Residential Mortgage Trust, Class A3, Series 2021-1, 1.56%, 07/25/61(1)(2)(3)	46,378	46,110
Star Trust, Class A1, Series 2021-1, 1.22%, 05/25/65(1)(2)(3)	95,801	95,847
Towd Point HE Trust, Class M1, Series 2021-HE1, 1.50%, 02/25/63(1)(2)(3)	64,561	64,744
Towd Point Mortgage Trust, Class A1, Series 2016-3, 2.25%, 04/25/56(1)(2)(3)	4,930	4,944
Towd Point Mortgage Trust, Class A1, Series 2018-4, 3.00%, 06/25/58(1)(2)(3)	70,416	72,653
Tricon American Homes Trust, Class B, Series 2020-SFR2, 1.83%, 11/17/39(1)	130,000	127,192
VCAT LLC, Class A1, Series 2021-NPL4, 1.87%, 08/25/51(1)(4)	310,188	309,785
Verus Securitization Trust, Class A1, Series 2020-INV1, 1.98%, 03/25/60(1)(2)(3)	52,839	53,164
Verus Securitization Trust, Class A1, Series 2020-4, 1.50%, 05/25/65(1)(4)	170,371	170,872
Verus Securitization Trust, Class A1, Series 2021-2, 1.03%, 02/25/66(1)(2)(3)	108,117	107,667
Verus Securitization Trust, Class A1, Series 2021-3, 1.05%, 06/25/66(1)(2)(3)	399,629	398,084
Visio Trust, Class A1, Series 2020-1R, 1.31%, 11/25/55(1)	136,322	136,359
VOLT XCIV LLC, Class A1, Series 2021-NPL3, 2.24%, 02/27/51(1)(4)	76,965	76,910
VOLT XCV LLC, Class A1, Series 2021-NPL4, 2.24%, 03/27/51(1)(4)	64,454	64,304
VOLT XCVIII LLC, Class A1, Series 2021-NPL7, 2.12%, 04/25/51(1)(4)	476,425	476,650
Total Residential Mortgage Backed Securities		6,058,589
Total Mortgage Backed Securities
(Cost $7,726,957)		7,686,864
CORPORATE BOND – 0.7%
Industrials – 0.7%
Alaska Airlines 2020-1 Class A Pass-Through Trust, 4.80%, 08/15/27(1)	101,377	112,770
(Cost $112,166)
TOTAL INVESTMENTS - 99.9%
(Cost $16,224,089)		16,134,930
Other Assets in Excess of Liabilities - 0.1%		17,632
Net Assets - 100.0%		$16,152,562

Schedule of Investments - Virtus Newfleet ABS/MBS ETF (continued)

October 31, 2021 (unaudited)

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2021, the aggregate value of these securities was $15,770,914, or 97.6% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2021.
(3)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(4)	Represents step coupon bond. Rate shown reflects the rate in effect as of October 31, 2021.

Abbreviations:
LIBOR — London InterBank Offered Rate
SOFR — Secured Overnight Financing Rate
USD — United States Dollar

Schedule of Investments - Virtus Newfleet ABS/MBS ETF (continued)

October 31, 2021 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$–	$8,335,296	$–	$8,335,296
Mortgage Backed Securities	–	7,686,864	–	7,686,864
Corporate Bond	–	112,770	–	112,770
Total	$–	$16,134,930	$–	$16,134,930